Share Based Compensation (Details Textual) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Oct. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share Based Compensation (Textual)
Recognized stock compensation expense		$ 370,000	$ 920,000	$ 800,000	$ 5,590,000	$ 2,714,000	$ 6,161,000	$ 917,000	$ 2,714,000
Additional Share Based Compensation (Textual)
Unrecognized compensation cost, non-vested stock grants		2,187,000		2,187,000			0
Unrecognized compensation cost, non-vested stock grants, period for recognition (in years)				3 years			0 years
Reverse stock split	4:1			four-for-one			four-for-one
Recognized share based compensation expenses in 2012							1,066,000
Recognized share based compensation expenses in 2013							366,615
Recognized share based compensation expenses in 2014							12,478
Restricted Stock [Member]
Share Based Compensation (Textual)
Grant of restricted shares to employess, former chief financial officer during the period				356,865		371,050	932,500	1,864,747
Restricted common stock, vested				(385,749)			(828,062)
Restricted Stock [Member] | Employees [Member]
Share Based Compensation (Textual)
Grant of restricted shares to employess, former chief financial officer during the period							238,750
Grant of restricted shares to employees, former chief financial office during the period, fair value							4,370,808
Restricted common stock, vested							207,016
Restricted common stock, vested in the year ended December 31, 2012							192,000
Restricted common stock, vested in the year ended December 31, 2013							120,000
Restricted common stock, vested in the year ended December 31, 2014							2,500
Restricted Stock [Member] | Chief Financial Officer [Member]
Share Based Compensation (Textual)
Grant of restricted shares to employess, former chief financial officer during the period							481,250
Recognized stock compensation expense							3,551,000
Restricted Stock [Member] | Employees and Directors [Member]
Share Based Compensation (Textual)
Grant of restricted shares to employess, former chief financial officer during the period				256,866
Grant of restricted shares to employees, former chief financial office during the period, fair value				780,000
Restricted common stock, vested in the year ended December 31, 2012				52,698
Restricted common stock, vested in the year ended December 31, 2013				81,250
Restricted common stock, vested in the year ended December 31, 2014				81,250
Restricted common stock, vested in the year ended December 31, 2015				25,001
Restricted Stock [Member] | Consultant [Member]
Share Based Compensation (Textual)
Grant of restricted shares to employess, former chief financial officer during the period				100,000
Restricted Stock [Member] | T R Winston Company LLC [Member]
Share Based Compensation (Textual)
Grant of restricted shares to employess, former chief financial officer during the period				50,000
Grant of restricted shares to employees, former chief financial office during the period, fair value				230,000
Restricted Stock [Member] | Consultant and T.R. Winston Company LLC [Member]
Share Based Compensation (Textual)
Grant of restricted shares to employees, former chief financial office during the period, fair value				$ 580,000